Capital Structure (Tables)	6 Months Ended
Jun. 30, 2021
Capital Structure [Abstract]
Outstanding Warrants
As of June 30, 2021, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	47,916
Class B	415,845
Class D	273,046
Class E	8,732,713
Jelco Warrants	4,285,714
Representative Warrants	123,406
Total	13,878,640